                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4841
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                           MFS MUNICIPAL INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31

                    Date of reporting period: July 31, 2005
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 07/31/05

MFS(R) MUNICIPAL
INCOME TRUST

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
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
MUNICIPAL BONDS - 142.3%
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AIRPORT & PORT REVENUE - 5.3%
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Chicago, IL, O'Hare International Airport Rev. RITES, FSA, 8.428%, 2022+++               $   1,500,000            $     1,853,550
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Cleveland Cuyahoga County, OH, Port Authority Rev. (Cleveland City), "B", 4.5%, 2030         1,320,000                  1,340,236
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Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024             1,130,000                  1,199,574
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Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016                                      3,125,000                  3,370,875
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Port Authority, NY, Special Obligations Rev. (JFK International), MBIA, 5.75%, 2022          7,000,000                  7,489,300
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Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018                                          1,500,000                  1,623,345
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                                                                                                                  $    16,876,880
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CHEMICALS - 0.6%
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Red River Authority, TX, Pollution Control Rev. (Celanese), 6.7%, 2030                   $   1,920,000            $     2,066,803
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 2.6%
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Jefferson County, OH, ASST GTY, 7.125%, 2005++++                                         $   1,000,000            $     1,034,600
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Lake County, IL, Land Acquisition & Development, 5.75%, 2017                                 1,000,000                  1,109,170
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New York City, NY, 6.125%, 2006++++                                                          2,000,000                  2,063,920
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New York City, NY, "M", 5%, 2035                                                             3,800,000                  3,956,370
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                                                                                                                  $     8,164,060
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GENERAL OBLIGATIONS - SCHOOLS - 0.6%
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Aledo, TX, Independent School District, School Building, "A", PSF, 5.125%, 2033          $     955,000            $     1,009,951
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Leander, TX, Independent School District, Capital Appreciation, Refunding,
School Building, FGIC, 0%, 2026                                                              1,285,000                    433,199
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Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2031                                                                     1,295,000                    322,921
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                                                                                                                  $     1,766,071
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HEALTHCARE REVENUE - HOSPITALS - 40.0%
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Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
Systems), "B", 6.75%, 2025                                                               $     500,000            $       532,595
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), 9.25%, 2030                                                                         2,000,000                  2,394,000
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), "B", 9.25%, 2022                                                                    1,000,000                  1,201,230
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Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital),
"A", 7.125%, 2033                                                                            1,500,000                  1,568,070
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Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas
Hospital), 5.75%, 2027                                                                         700,000                    698,187
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Brookhaven, NY, Civic Facilities Rev. (Memorial Hospital Medical Center,
Inc.), 7.75%, 2010                                                                             805,000                    859,482
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California Valley Health Systems, COP, 6.875%, 2023                                            740,000                    743,670
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Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
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(Women's Christian Assn.), "A", 6.35%, 2017                                                    255,000                    259,751
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Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
(Women's Christian Assn.), "A", 6.4%, 2029                                                     980,000                    983,312
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Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira),
"A", 6%, 2013                                                                                  540,000                    545,573
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Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira),
"B", 6.35%, 2013                                                                               140,000                    143,919
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Chester County, PA, Health & Educational Facilities Rev. (Chester
County Hospital), 6.75%, 2021                                                                1,625,000                  1,737,174
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Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial
Hospital), 6.25%, 2023                                                                         955,000                  1,029,461
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Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical
Center, Inc.), 5%, 2026                                                                         40,000                     40,723
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Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.5%, 2020              1,230,000                  1,367,772
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Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2025              1,000,000                  1,108,300
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Colorado Health Facilities Authority Rev. (Portercare Adventist Health
Systems), 6.625%, 2026                                                                         675,000                    754,259
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Comal County, TX, Health Facilities Development Rev. (McKenna Memorial
Hospital), "A", 6.125%, 2022                                                                   500,000                    536,735
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Crittenden County, AR, Arkansas Hospital Rev., 7%, 2020                                      1,030,000                  1,037,725
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Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                     1,330,000                  1,495,918
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Delaware Health Facilities Authority Rev. (Nanticoke Memorial
Hospital), 5.625%, 2032                                                                      1,250,000                  1,330,175
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Denver, CO, Health & Hospital Authority Rev., 5.25%, 2013                                      635,000                    653,244
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Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                   1,500,000                  1,542,090
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Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                     860,000                    867,688
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Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                    250,000                    263,260
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District of Columbia, Health & Hospital Authority Rev. (Medstar University
Hospital), "D", 6.875%, 2007++++                                                             1,200,000                  1,273,008
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Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025            250,000                    249,078
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Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031            295,000                    295,475
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Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated
Group), 7.125%, 2024                                                                           755,000                    850,122
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Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                      1,000,000                  1,056,770
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Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt
Hospital), 6%, 2031                                                                            900,000                    981,972
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Houston County, AL, Health Care Authority Rev., AMBAC, 6.25%, 2030                           2,000,000                  2,243,320
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Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                       875,000                    922,268
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Illinois Development Finance Authority, Hospital Authority Rev
(Adventist/Sunbelt Hospital), 5.65%, 2024                                                    1,750,000                  1,840,545
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Illinois Health Facilities Authority Rev. (Centegra Heath Systems), 5.25%, 2018              1,000,000                  1,023,190
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Indiana Health Facilities Financing Authority, Hospital Rev. (Community
Hospital), "A", AMBAC, 5%, 2035                                                              1,780,000                  1,862,343
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Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
Research Foundation, Inc.), 6.375%, 2031                                                     3,990,000                  4,245,400
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Indiana Health Facilities Financing Authority, Hospital Rev
(Riverview Hospital), 6.125%, 2031                                                           1,000,000                  1,056,530
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Joplin, MO, Industrial Development Authority Health Facilities Rev
(Freeman Health Systems), 5.5%, 2029                                                           440,000                    461,459
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Joplin, MO, Industrial Development Authority Health Facilities Rev
(Freeman Health Systems), 5.75%, 2035                                                          475,000                    511,547
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Kentucky Economic Development Finance Authority, Health Systems Rev
(Norton Healthcare, Inc.), 6.5%, 2020                                                        5,000,000                  5,524,550
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Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities Rev.
(Baptist Health Systems), 6.5%, 2031                                                         1,725,000                  1,837,073
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Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group),
MBIA, 5.625%, 2021                                                                           3,000,000                  3,301,470
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Lufkin, TX, Health Facilities Rev. (Memorial Health System of East
Texas), 6.875%, 2006++++                                                                     1,590,000                  1,653,982
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Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 5.7%, 2028          995,000                  1,026,989
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Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens
General Hospital), 5.75%, 2025                                                               1,000,000                  1,006,580
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Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
Hospital), 5.875%, 2034                                                                        905,000                    904,991
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Maryland Health & Higher Educational Facilities Authority Rev
(Medstar Health), 5.5%, 2033                                                                   380,000                    395,348
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Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel
Hospital), 6.5%, 2031                                                                        1,500,000                  1,700,955
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Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health
Systems), 6.25%, 2031                                                                        1,900,000                  2,038,472
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Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), 6.5%, 2012                                                                  600,000                    663,444
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Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), 5.7%, 2015                                                                  500,000                    517,275
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Massachusetts Health & Educational Facilities Authority Rev
(Jordan Hospital), 5.25%, 2018                                                               1,400,000                  1,407,714
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Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
Health), "B", 6.375%, 2034                                                                     640,000                    665,491
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Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial
Medical Center), 6%, 2023                                                                      465,000                    466,149
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Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), 6.75%, 2029              810,000                    898,152
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Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019          995,000                  1,090,520
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Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
Inc.), 5.625%, 2023                                                                            845,000                    844,096
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Mississippi Hospital Equipment, Health Facilities Rev. (Rush Medical Foundation,
Inc.), 5.4%, 2007                                                                              210,000                    213,497
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Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
Hospital of Rochester), 5%, 2025                                                                65,000                     66,593
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Montgomery, AL, Special Care Facilities, Financing Authority Rev
(Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2022                                        1,725,000                  1,598,178
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"C", MBIA, 5.25%, 2029                                                                         760,000                    776,180
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Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032         435,000                    457,968
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Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North
Shore Health System), 5.625%, 2010                                                             725,000                    775,946
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Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North
Shore Health System), 5.875%, 2011                                                             550,000                    598,527
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New Hampshire Health & Educational Facilities Authority Rev. (Covenant
Health), 6.5%, 2017                                                                            870,000                    990,704
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New Hampshire Higher Educational & Health Facilities Authority Rev. (Catholic
Medical Center), 6.125%, 2032                                                                1,000,000                  1,048,220
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New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University
Hospital), 6.875%, 2030                                                                      3,000,000                  3,325,980
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New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
Island University Hospital), "A", 6.375%, 2031                                                 500,000                    502,735
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New York City, NY, Health & Hospital Corp. Rev., 5.25%, 2017                                   700,000                    736,533
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New York State Dormitory Authority Rev., Non State Supported Debt. (Mt. Sinai NYU
Health) "C", 5.5%, 2026                                                                        635,000                    646,189
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New York State Dormitory Authority Rev., Non State Supported Debt. (Mt. Sinai NYU
Health) "C", 5.5%, 2026                                                                        500,000                    506,820
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North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
System, Inc.), 6%, 2023                                                                      1,000,000                  1,073,990
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Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
Center), 5.75%, 2013                                                                           850,000                    814,649
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Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6.6%, 2031                                                                        1,665,000                  1,833,731
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Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
Obligated Group), 6.5%, 2032                                                                   505,000                    564,019
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Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
Obligation Group), 6.375%, 2021                                                              1,805,000                  2,034,885
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Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems,
Inc.), 6.375%, 2014                                                                            955,000                    947,112
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Russell, KY (Bon Secours Health Systems), ETM, 5.85%, 2005++++                               3,000,000                  3,028,020
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Salt Lake City, UT, Hospital Authority Rev. INFLOS, AMBAC, ETM (Intermountain
Health Care), 10.985%, 2020++,++++                                                             600,000                    606,840
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Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist
Healthcare), 6.375%, 2012++++                                                                  625,000                    735,481
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6.25%, 2012++++                                                                   315,000                    368,235
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6.25%, 2012++++                                                                   185,000                    216,265
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6.375%, 2012++++                                                                  375,000                    441,289
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South Carolina Jobs & Economic Development Authority (Bon Secours Health
Systems, Inc.), "A", 5.625%, 2030                                                              710,000                    741,595
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South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
(Palmetto Health Alliance), 6.25%, 2031                                                        835,000                    912,288
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South Carolina Medical University, Hospital Facilities Rev, "A", MBIA, 5%, 2031                685,000                    712,242
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South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care
System), 5.625%, 2032                                                                          670,000                    695,902
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Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029             870,000                    899,650
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Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
5.25%, 2018                                                                                  1,400,000                  1,403,654
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State of Arkansas, Development Finance Authority Rev. (Washington Regional
Medical Center), 7.25%, 2010++++                                                               500,000                    581,190
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Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5%, 2030                1,300,000                  1,441,804
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Stillwater, OK, Medical Center Authority, 5.625%, 2023                                       1,000,000                  1,057,510
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Suffolk County, NY, Industrial Development Agency Rev. (Southampton
Hospital), 7.25%, 2020                                                                         720,000                    741,125
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Suffolk County, NY, Industrial Development Agency Rev. (Southampton
Hospital), 7.625%, 2030                                                                        740,000                    777,022
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Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020                                                                     3,085,000                  3,312,334
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Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021                               700,000                    716,408
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Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031                            1,000,000                  1,020,220
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Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021            1,250,000                  1,347,838
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Upper Illinois River Valley Development, Health Facilities Rev
(Morris Hospital), 6.625%, 2031                                                                600,000                    660,096
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Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial
Hospital), 5.6%, 2016                                                                          600,000                    601,590
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Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health
Center), 6.375%, 2031                                                                        1,500,000                  1,594,920
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Washington County, AR, Hospital Rev., Regional Medical Center "A", 5%, 2035                    250,000                    250,750
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Washington County, AR, Hospital Rev., Regional Medical Center "B", 5%, 2025                  1,000,000                  1,013,580
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Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
Center), 6.375%, 2031                                                                        1,115,000                  1,128,447
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Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                      1,000,000                  1,069,680
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West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical
Center), 6.75%, 2024                                                                           170,000                    176,188
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West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026          1,250,000                  1,346,963
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Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                1,500,000                  1,687,680
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health
Care, Inc.), 6.875%, 2030                                                                    1,000,000                  1,160,790
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
MBIA, 5.25%, 2017                                                                            5,000,000                  5,268,500
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), 6.8%, 2016                                                                710,000                    739,515
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), "A", 7.125%, 2031                                                         490,000                    508,052
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
Hospital), "C", 6.2%, 2020                                                                     750,000                    666,773
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                                                                                                                  $   127,653,483
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HEALTHCARE REVENUE - LONG TERM CARE - 12.4%
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Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev. (Sears
Methodist Retirement), "A", 7%, 2033                                                     $     345,000            $       366,863
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Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033+                  750,000                    789,090
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Bell County, TX, Health Facilities Development Rev. (Advanced Living
Technology), 7.75%, 2006                                                                       130,000                    127,534
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Bell County, TX, Health Facilities Development Rev. (Advanced Living
Technology), 8.125%, 2016                                                                    1,085,000                  1,014,659
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Bell County, TX, Health Facilities Development Rev. (Advanced Living
Technology), 8.5%, 2026                                                                      2,405,000                  2,198,555
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Bridgeport, CT, Senior Living Facility Rev. (3030 Park Retirement
Community), 7.25%, 2035                                                                      1,020,000                  1,061,381
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Cambria County, PA, Industrial Development Authority Rev. (Beverly
Enterprises, Inc.), 10%, 2012                                                                  400,000                    441,336
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Chester County, PA, Industrial Development Authority Rev. (RHA Nursing
Home), 8.5%, 2032                                                                              595,000                    595,887
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Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises,
Inc.), 7.5%, 2012                                                                            1,000,000                  1,022,780
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Colorado Health Facilities Authority Rev. (Covenant Retirement Communities,
Inc.), "B", 6.125%, 2033                                                                     1,000,000                  1,081,590
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Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025                 3,000,000                  3,448,050
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Contra Costa County, CA, Residential Rental Facilities Rev. (Cypress
Meadows), 7%, 2028**+                                                                          217,707                     43,550
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Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated
Services), 7.25%, 2035                                                                       1,000,000                  1,076,660
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Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2029            1,000,000                  1,107,430
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Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034           330,000                    333,323
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Grand Prairie, TX, Housing Finance Corp., Independent Senior Living Center
Rev., 7.5%, 2017                                                                               600,000                    605,886
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Greenville County, SC, Hospital Rev. (Chestnut Hill) "A", 8%, 2015                           2,190,000                  2,213,389
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Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives
Project), 5.75%, 2018                                                                          895,000                    893,845
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Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives
Project), 9.25%, 2025                                                                        1,645,000                  1,988,295
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Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 6.875%, 2032                 500,000                    542,860
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Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "B", 6.25%, 2026             500,000                    512,430
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Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009++++               825,000                    919,900
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Massachusetts Industrial Finance Agency Rev. (Metro Health Foundation,
Inc.), 6.75%, 2027+                                                                          1,470,000                  1,462,782
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Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027          1,920,000                  2,018,189
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Montgomery County, PA, Higher Education & Health Authority Rev
(AHF/Montgomery), 10.5%, 2020                                                                2,220,000                  2,283,825
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Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.125%, 2028                                                                 250,000                    261,565
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Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.25%, 2035                                                                  700,000                    730,877
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New Jersey Economic Development Authority Rev. (Courthouse Convalescent
Center), "A", 8.7%, 2014                                                                       650,000                    652,704
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New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037                 310,000                    314,470
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027           1,000,000                  1,041,600
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Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6%, 2025                                                                      125,000                    126,655
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Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6.125%, 2035                                                                   90,000                     90,762
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Inverness Village), 8%, 2032                      250,000                    197,820
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Reedley, CA, COP (Mennonite Home), 7.5%, 2026                                                2,760,000                  2,847,547
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Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                   820,000                    882,041
---------------------------------------------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance, Special Purpose Rev. (Kahala Nui
Senior Living Community), 8%, 2033                                                             500,000                    568,280
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Sterling, IL (Hoosier Care), 7.125%, 2034                                                      710,000                    659,562
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Washington County, FL, Industrial Development Authority Rev. (Washington
County), 10%, 2016                                                                             905,000                    909,027
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Waterford Township, MI, Economic Development Corp. Rev. (Canterbury
Health), 6%, 2039+                                                                           1,500,000                  1,217,445
---------------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville
Christian/Judea), 8.25%, 2027                                                                  985,000                    987,994
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                                                                                                                  $    39,638,438
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HUMAN SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Cheneyville, LA, Westside Habilitation Center Rev., 8.375%, 2013                         $   1,410,000            $     1,428,147
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Community Provider (Boys & Girls Home), 6.25%, 2028                    500,000                    483,790
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace Corp.), 6%, 2023                     3,000,000                  2,857,860
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New York City, NY, Industrial Development Agency, Civic Facility Rev. (Special
Needs Facilities), 6.5%, 2017                                                                1,030,000                  1,071,880
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New York City, NY, Industrial Development Agency, Civic Facility Rev
(A Very Special Place, Inc.), "A", 5.75%, 2029                                               1,000,000                    921,390
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
Healthcare Facilities), 8.75%, 2011                                                            510,000                    513,080
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
Healthcare Facilities), 9%, 2031                                                             1,000,000                  1,028,640
---------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community
Provider), 7.75%, 2017                                                                         454,000                    456,892
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,761,679
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., TX, Special Facilities Rev. (AMR Corp.), 7.5%, 2029    $     955,000            $       853,130
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp.
(American Airlines, Inc.), 7.25%, 2030                                                         365,000                    315,225
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
Airlines, Inc.), 6.375%, 2035                                                                2,150,000                  1,615,317
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
Airlines, Inc.) "B", 6.05%, 2029                                                               690,000                    686,019
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (Delta Airlines,
Inc.), 7.625%, 2021                                                                            875,000                    260,313
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.),
"E", 6.75%, 2029                                                                             1,000,000                    957,410
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Continental Airlines, Inc.), 7.2%, 2030           1,595,000                  1,594,745
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
Airlines, Inc.), 6.25%, 2029                                                                   505,000                    459,878
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental
Airlines, Inc.), 7.25%, 2008                                                                   205,000                    204,695
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental Airlines,
Inc.), 8%, 2012                                                                                300,000                    297,825
---------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.) "B", 5.65%, 2035              40,000                     38,958
---------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.) "B", 6%, 2035                            2,500,000                  2,449,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,732,515
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), "A", 7%, 2024              $   3,000,000            $     3,032,700
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
Ferris, Inc.), "A", 5.8%, 2016                                                           $   1,000,000            $       964,010
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev
(Republic Services, Inc.), "A", 4.95%, 2012                                                  1,000,000                  1,046,830
---------------------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management,
Inc.), 6.85%, 2029                                                                             850,000                    942,497
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris,
Inc.), 5.45%, 2014                                                                       $   1,750,000            $     1,667,103
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Solid Waste Disposal Rev. (Waste
Management, Inc.), 5.85%, 2007                                                               4,500,000                  4,629,465
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.), 5.625%, 2026                          750,000                    808,703
---------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
Morgan Landfill Co, Inc./Browning Ferris, Inc.), 6.5%, 2019                                  1,000,000                    996,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,055,548
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030     $     650,000            $       703,788
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Economic Development Authority, Economic Development Rev. (General
Motors Corp.), 5.6%, 2009                                                                $     380,000            $       380,228
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031           1,750,000                  1,764,613
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                       1,000,000                  1,093,740
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                               2,220,000                  2,316,548
---------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project) "A", 6%, 2025+                                    565,000                    550,254
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
Hauling & Warehousing), 8.4%, 2015***+                                                       1,000,000                    520,410
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
Hauling & Warehousing), 8.6%, 2017***+                                                       1,000,000                    520,400
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-1, 7.875%, 2032##         1,270,000                  1,346,086
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2, 7.875%, 2032##           580,000                    614,748
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities
Rev. (Amtrak), "A", 6.25%, 2031                                                              2,000,000                  2,153,920
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott
LP), 7.75%, 2017                                                                             3,255,000                  3,300,147
---------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development Authority Rev. (Citgo Petroleum
Corp.), 8.25%, 2031                                                                            700,000                    748,363
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026            385,000                    401,832
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,711,289
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 8.8%
---------------------------------------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                                  $   1,000,000            $     1,078,520
---------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa
Packaging), "A", 6.55%, 2025                                                                 1,000,000                  1,052,760
---------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
Corp.), 5.75%, 2028                                                                            155,000                    157,345
---------------------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority
(International Paper, Co.), "A", 6.15%, 2021                                                 5,000,000                  5,199,400
---------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev. (Champion International
Corp.), 6.375%, 2029                                                                         2,000,000                  2,045,880
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
(Mead Westvaco Escanaba), "A", 6.25%, 2012++++                                               1,000,000                  1,160,970
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
(Mead Westvaco Escanaba), "B", 6.45%, 2012++++                                                 500,000                    581,545
---------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort
James), 5.625%, 2018                                                                           850,000                    846,898
---------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                               3,335,000                  4,007,203
---------------------------------------------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority, Solid Waste Disposal
Facilities Rev. (Union Camp Corp.), 6.55%, 2024                                              4,000,000                  4,063,920
---------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser
Co.), 6.8%, 2022                                                                             2,000,000                  2,457,680
---------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone Container
Corp.), 7.2%, 2027                                                                             880,000                    915,587
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                     1,000,000                  1,058,790
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
(Chesapeake Corp.), 6.25%, 2019                                                              1,815,000                  1,845,655
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
(Chesapeake Corp.), "A", 6.375%, 2019                                                          700,000                    711,928
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Pollution Control Rev. (Bowater, Inc.), "A", 7.4%, 2010                       935,000                    945,575
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    28,129,656
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
(Cabazon Casino)"A", 9.25%, 2020##                                                       $   1,155,000            $     1,271,771
---------------------------------------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe Convention), 10%, 2033                  2,000,000                  2,203,900
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes
Utilities), 6.25%, 2017                                                                      1,000,000                  1,030,210
---------------------------------------------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##                                          635,000                    652,882
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,158,763
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2021            $     400,000            $       431,564
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2028                  600,000                    645,156
---------------------------------------------------------------------------------------------------------------------------------
Central Falls, RI, Detention Facility Rev., 7.25%, 2035                                        250,000                    256,883
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount) "B", 5.125%, 2025               190,000                    190,587
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University),
"E", 5.6%, 2025                                                                                135,000                    137,333
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##                                 875,000                    875,578
---------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev
(Empowerment Zone), "A", AMBAC, 5%, 2034                                                       695,000                    715,301
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal
Rev., 5.9%, 2014                                                                               340,000                    346,521
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Seville), "A", 5.1%, 2025                          210,000                    211,271
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,810,194
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Mulit-family Rev. (Andrews Place II
Apartments), FSA, 5%, 2035                                                               $     210,000            $       207,734
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Mulit-family Rev. (Andrews Place II
Apartments), FSA, 5.1%, 2046                                                                   390,000                    385,351
---------------------------------------------------------------------------------------------------------------------------------
Bexar County TX, Multi-Family Housing Rev. (American Opportunity Housing), "A",
MBIA, 5.7%, 2021                                                                             1,250,000                  1,317,813
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 7.1%, 2009                                                  1,000,000                  1,089,190
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6%, 2019##                                                  2,000,000                  2,109,200
---------------------------------------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., Multi-Family Rev. (Housing Project),
"A", 6.4%, 2017                                                                              1,000,000                    999,100
---------------------------------------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev. (Center Court
Apartments), 8.5%, 2018                                                                        830,000                    810,279
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040##                                             500,000                    503,330
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039##                                           1,000,000                  1,022,600
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley Highland Terrace), 8.5%, 2024            115,000                    115,307
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational &
Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                                500,000                    529,045
---------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 6.875%, 2009                                               2,000,000                  2,151,340
---------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049##                                               1,000,000                    993,510
---------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029                     2,000,000                  2,071,320
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    14,305,119
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                              $      65,000            $        13,284
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., "B", MBIA, 0%, 2011                      3,000,000                  1,680,330
---------------------------------------------------------------------------------------------------------------------------------
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA, 0%, 2016               3,170,000                  1,007,331
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                          300,000                    314,427
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                           500,000                    534,420
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032                            840,000                    885,763
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", FNMA, 5.55%, 2037          1,005,000                  1,079,219
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029            545,000                    569,547
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,084,321
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                            $       8,000            $         8,079
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                   225,000                    234,072
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                              230,000                    240,943
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", FHA, 6.375%, 2033                            105,000                    109,343
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "D-2", 6.9%, 2029                                   585,000                    613,507
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.65%, 2021                                        2,490,000                  2,563,530
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                290,000                    297,563
---------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance "B", 4.8%, 2023             260,000                    263,728
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), 6.35%, 2032                                                               400,000                    416,592
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), GNMA, 6.85%, 2032                                                         200,000                    206,960
---------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015                  6,675,000                  2,637,760
---------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority, "C", 6.25%, 2021                                        730,000                    751,579
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                130,000                    132,569
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,476,225
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
Facilities, (American Ref-fuel) "A", 6.5%, 2008                                          $   1,600,000            $     1,666,320
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill
Associates), 6.7%, 2014                                                                        725,000                    772,923
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), 5.6%, 2019                                                                      2,850,000                  2,888,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,328,003
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                     $   1,270,000            $     1,326,172
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC, 8.832%, 2016+++     $   1,300,000            $     1,618,786
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC, 8.832%, 2017+++         1,050,000                  1,314,285
---------------------------------------------------------------------------------------------------------------------------------
College Park, GA, Industrial Development Authority Rev. (Civic Center),
AMBAC, 5.75%, 2020                                                                           1,000,000                  1,115,620
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.375%, 2028                                                                            2,000,000                  2,161,720
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, COP, 6.3%, 2020                                                                   815,000                    886,810
---------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036           1,300,000                  1,359,917
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,457,138
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                  $     650,000            $       690,911
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2017                                            $     250,000            $       250,733
---------------------------------------------------------------------------------------------------------------------------------
Dade County, FL, Special Obligations Rev., Capital Appreciation Bond,
"B", AMBAC, 0%, 2008++++                                                                 $  15,080,000            $     3,055,811
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                       340,000                    358,217
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                      615,000                    655,977
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                       270,000                    282,172
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                      410,000                    435,797
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006                                         250,000                    258,020
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                500,000                    517,330
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,814,057
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014        $     235,000            $       242,393
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023              150,000                    157,632
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, Florida Capital Improvement Rev
(Master Infrastructure Projects), "A", 5.35%, 2036                                             630,000                    631,556
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, Florida Capital Improvement Rev
(Master Infrastructure Projects), "B", 5.1%, 2014                                              250,000                    250,580
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                815,000                    814,389
---------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement
Rev., "B", 5.95%, 2006                                                                         160,000                    161,176
---------------------------------------------------------------------------------------------------------------------------------
Chicago IL, Ryan Garfield Tax Increment Allocation, 10.125%, 2007                              610,000                    610,909
---------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Capital Improvement Rev.,
"B", 5%, 2011                                                                                  905,000                    909,815
---------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                    1,055,000                  1,060,992
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                               825,000                    854,931
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                            925,000                    959,068
---------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                               565,000                    568,221
---------------------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, FL, Special Assessment,
"B", 5.3%, 2009                                                                              1,140,000                  1,147,969
---------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                    1,010,000                  1,020,171
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "B", 5%, 2009           745,000                    747,339
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
Gardens), "A", 5.9%, 2035                                                                      255,000                    262,739
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
Gardens), "B", 5.375%, 2014                                                                    410,000                    417,396
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., 5.4%, 2008                             150,000                    150,740
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 5%, 2010                          730,000                    729,350
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                   1,260,000                  1,288,640
---------------------------------------------------------------------------------------------------------------------------------
Paseo, FL, Community Development District, "B", 4.875%, 2010                                   505,000                    502,329
---------------------------------------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, Community Development District, Capital
Improvement, "B", 5%, 2009                                                                     605,000                    602,507
---------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                195,000                    198,210
---------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Capital Improvement
Rev., 5.5%, 2010                                                                               535,000                    542,618
---------------------------------------------------------------------------------------------------------------------------------
Villasol Community Development District, FL, Special Assessment Rev.,
"B", 5.375%, 2008                                                                              515,000                    521,144
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,352,814
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Badger Tobacco, WI, Asset Securitization Corp., 6.125%, 2027                             $   4,105,000            $     4,413,039
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                   1,795,000                  1,898,266
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Puerto Rico, Tobacco Settlement, "A", 0%, 2050                         4,000,000                    253,920
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Puerto Rico, Tobacco Settlement, "B", 0%, 2055                         4,000,000                    135,080
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                        1,210,000                  1,305,263
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, 7.8%, 2042               1,000,000                  1,229,210
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
"A-1", 6.25%, 2033                                                                             785,000                    873,752
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
"A-1", 6.625%, 2040                                                                            125,000                    142,196
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, Tobacco "A", 5%, 2021                                740,000                    748,658
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed,
"B", 5.3%, 2025                                                                              2,000,000                  2,049,140
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                           1,435,000                  1,496,576
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                           960,000                  1,015,296
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                    1,000,000                  1,069,290
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6%, 2022                                   1,260,000                  1,333,647
---------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                            155,000                    170,227
---------------------------------------------------------------------------------------------------------------------------------
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2038                              250,000                    251,880
---------------------------------------------------------------------------------------------------------------------------------
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045                              345,000                    346,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,731,730
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement Highway Rev., "C", 0%, 2005++++                 $   1,000,000            $       485,220
---------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation,
"B", MBIA, 0%, 2027                                                                          4,115,000                  1,304,414
---------------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES, FGIC, 7.497%, 2015+++                1,500,000                  1,822,350
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011                                       1,000,000                    650,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,262,194
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Missouri Highways & Transportation Commission, State Road Rev., "A", 5.625%, 2018        $   4,500,000            $     4,941,180
---------------------------------------------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9%, 2006++++                                              750,000                    783,465
---------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit
Co.), ETM, 11.5%, 2012++++                                                                   2,900,000                  4,152,075
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,876,720
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L. A. College of
Chiropractic), 5.6%, 2017                                                                $     750,000            $       735,353
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                   2,500,000                  3,127,650
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022          400,000                    429,032
---------------------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York Institute of
Technology), 7.5%, 2006++++                                                                  2,500,000                  2,618,075
---------------------------------------------------------------------------------------------------------------------------------
Louisiana State University (Health Sciences Center Project), MBIA, 6.375%, 2031              2,500,000                  2,832,725
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design,
Inc.), 6.5%, 2009++++                                                                          625,000                    705,200
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                     300,000                    315,627
---------------------------------------------------------------------------------------------------------------------------------
University of Colorado Enterprise Systems Rev., Refunding & Improvement,
FGIC, 5%, 2030                                                                                 635,000                    672,897
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,436,559
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2023                                                                 $     570,000            $       583,378
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2036                                                                     1,000,000                  1,030,680
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development
Authority Rev., (Our Lady of Good Council) "A", 6%, 2035                                       150,000                    153,650
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts &
Sciences), 8%, 2031                                                                          1,000,000                  1,056,110
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021         1,000,000                  1,073,230
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
Schools), "C", 6.75%, 2031                                                                     500,000                    526,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,423,848
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal
Regional Power, 5.8%, 2018                                                               $     830,000            $       813,491
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek
Partners), 6.65%, 2010                                                                       2,370,000                  2,534,928
---------------------------------------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025                            2,260,000                  2,281,221
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Colver) "G", 5.125%, 2015+                                                               350,000                    348,961
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), 6.4%, 2009                                                      350,000                    354,288
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), 6.5%, 2013                                                    1,000,000                  1,012,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,345,629
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 11.0%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX ( Reliant Energy, Inc.), "A", 5.375%, 2019                    $     500,000            $       517,805
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.),
"B", AMBAC, 5.125%, 2020                                                                     2,000,000                  2,101,000
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), 7.7%, 2033             575,000                    682,939
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032        315,000                    339,809
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038       715,000                    794,322
---------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
Gulf States, Inc.), 5.45%, 2010                                                              1,250,000                  1,253,338
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Southern
California Edison Co.), "B", 6.4%, 2024                                                      1,000,000                  1,004,870
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
Co.), 5.85%, 2028                                                                            2,000,000                  2,129,220
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
Co.), 5.95%, 2028                                                                            2,270,000                  2,409,423
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022               2,105,000                  2,142,911
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016          2,195,000                  2,330,673
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033                             230,000                    241,291
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX (Centerpoint Energy), 5.6%, 2027                                        1,500,000                  1,583,925
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), 4.55%, 2029        2,000,000                  2,026,480
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                   1,655,000                  1,700,579
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg,
LP), 6.5%, 2017                                                                                800,000                    893,240
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of
New Hampshire), 6%, 2021                                                                     1,000,000                  1,050,360
---------------------------------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority Rev., Pollution Control, Rev. (Cleveland
Electric)"B", 6%, 2020                                                                       3,000,000                  3,183,120
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy
Seward), "A", 6.75%, 2036                                                                    1,155,000                  1,243,173
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
"A", 6.1%, 2025                                                                                650,000                    650,169
---------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014                   3,000,000                  3,127,590
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                550,000                    577,000
---------------------------------------------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.), 6.25%, 2028            500,000                    544,530
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities
Co.), 5.8%, 2015                                                                             1,500,000                  1,504,365
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities
Co.), 5.8%, 2016                                                                             1,000,000                  1,005,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    35,037,742
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
California State Department Water Resources Power Supply Rev. "A", 5.75%, 2017           $   1,250,000            $     1,392,388
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, Power Systems Rev., "B', 5.55%, 2014          2,150,000                  2,283,537
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (Catawba Electric Rev.) "B", 6.5%, 2020                2,000,000                  2,240,320
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017                                      3,000,000                  3,272,220
---------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission Project Rev.),
RIBS, 8.877%, 2012++                                                                           100,000                    100,624
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,289,089
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 5.5%, 2033            $   5,000,000            $     5,422,800
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority, Water & Sewer
Systems Rev., "D", 5%, 2038                                                                    760,000                    801,124
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,223,924
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $425,716,200)                                                             $   454,724,062
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "D", 2.35%, due 8/04/05                                                       $     300,000            $       300,000
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority Rev., Medical Research
Facilities (Stowers Institute), 2.32%, due 8/04/05                                             250,000                    250,000
---------------------------------------------------------------------------------------------------------------------------------
New Castle, PA, Area Hospital Authority (Jameson Memorial Hospital), 2.4%, due 8/03/05         125,000                    125,000
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Industries Authority, Health System Rev. (Integris Baptist Medical Center),
"B", 1.10%, 2.33%, due 8/01/05                                                                 395,000                    395,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.35%, due 8/04/05                                40,000                     40,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                              $     1,110,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $426,826,200)                                                                 $   455,834,062
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES (ISSUED BY THE TRUST)- (43.8)%                                                                   $  (140,033,596)
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                   3,698,207
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   319,498,673
---------------------------------------------------------------------------------------------------------------------------------

  ** Non-income producing security.
 *** Interest received was less than stated coupon rate.
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

COP               = Certificate of Participation
ETM               = Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC             = AMBAC Indemnity Corp.
ASST GTY          = Asset Guaranty Insurance Co.
FGIC              = Financial Guaranty Insurance Co.
FHA               = Federal Housing Administration
FNMA              = Federal National Mortgage Assn.
FSA               = Financial Security Assurance, Inc.
GNMA              = Government National Mortgage Assn.
MBIA              = MBIA Insurance Corp.
PSF               = Permanent School Fund

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
INFLOS            = Inverse Floating Security
RIBS              = Residual Interest Bonds
RITES             = Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

 MFS MUNICIPAL INCOME TRUST
 SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

 The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust as computed on a federal income tax basis, are as follows:



Aggregate cost                                   $426,124,636
                                                 ============
Gross unrealized appreciation                    $ 32,140,322
Gross unrealized depreciation                      (2,430,896)
                                                 ------------
Net unrealized appreciation (depreciation)       $ 29,709,426
                                                 ============

(2) Financial Instruments



The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                 Notional Principal                                                             Unrealized
                                    Amount of        Cash Flows Paid               Cash Flows                  Appreciation
Expiration                          Contract           by the Trust             Received by the Trust          (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
11/28/2015              USD         12,000,000     Fixed - 10 Year LIBOR      Floating - 3 Month LIBOR
                                                    Swap Index, (4.598%)           Swap Index                     $ 162,194

11/29/2020              USD         30,000,000     Fixed - 15 Year LIBOR      Floating - 3 Month LIBOR
                                                    Swap Index, (4.77%)             Swap Index                      374,333

8/16/2025               USD         20,000,000     Fixed - 20 Year LIBOR      Floating - 3 Month LIBOR
                                                    Swap Index, (4.954%)            Swap Index                      (76,798)

                                                                                                                  $ 459,729

At July 31, 2005 the trust had sufficient cash and/or securities to cover any margin requirements under these contracts

(3) Restricted Securities

At July 31, 2005 the trust owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 2.6% of net assets, including preferred shares, which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.


                                                            DATE OF          PAR
DESCRIPTION                                               ACQUISITION       AMOUNT           COST                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority
Rev. (The Terraces Project), 7.75%, 2033                   10/17/2003     $ 750,000      $     736,845            $       789,090
Contra Costa County, CA, Residential
Rental Facilities Rev. (Cypress
Meadows), 7%, 2028                                         9/21/1998        217,707            217,707                     43,550
Chicago, IL, O'Hare International
Airport Rev., RITES, FSA, 8.428%, 2022                     08/21/2003     1,500,000          1,599,510                  1,853,550
Chicago, IL, Public Building
Commission, Building Rev., RITES,
FGIC, 8.832%, 2016                                         3/11/1999      1,300,000          1,403,610                  1,618,786
Chicago, IL, Public Building
Commission, Building Rev., RITES,
FGIC, 8.832%, 2017                                         3/11/1999      1,050,000          1,123,542                  1,314,285
Madison County, FL, Rev. (Twin Oaks
Project) "A", 6%, 2025                                     7/13/2005        565,000            555,343                    550,254
Massachusetts Industrial Finance
Agency Rev. (Metro Health Foundation,
Inc.), 6.75%, 2027                                         11/24/1997     1,470,000          1,470,000                  1,462,782
New Jersey Economic Development
Authority, Economic Development
Rev. (Holt Hauling &
Warehousing), 8.4%, 2015                                   1/30/1997      1,000,000          1,049,280                    520,410
New Jersey Economic Development
Authority, Economic Development
Rev. (Holt Hauling &
Warehousing), 8.6%, 2017                                   1/30/1997      1,000,000          1,051,940                    520,400
Niagra Falls, NY, Bridge
Commission, Toll Rev., RITES,
FGIC, 7.497%, 2015                                         5/21/1999      1,500,000          1,609,680                  1,822,350
Pennsylvania Economic Development
Financing Authority Rev., Resources
Recovery Rev. (Colver) "G", 5.125%, 2015                   7/15/2005        350,000            350,000                    348,961
Waterford Township, MI, Economic
Development Corp. Rev
(Canterbury Health), 6%, 2039                              12/31/1998     1,500,000          1,500,000                  1,217,445
                                                                                                                  ---------------
                                                                                                                  $    12,061,863
                                                                                                                  ===============

The Trust is a closed-end investment product. Shares of the Trust are only available for purchase/sale on the NYSE at the current market price. Shares may trade at a premium or discount to NAV.

(C)2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: September 20, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: September 20, 2005
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 20, 2005
      ------------------


* Print name and title of each signing officer under his or her signature.